STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2011
STOCKHOLDERS? EQUITY
STOCKHOLDERS? EQUITY
NOTE 12- STOCKHOLDERS' EQUITY

Preferred Stock

As of May 2008, all shares of Series A preferred stock were converted into common stock. There are currently 5,000,000 shares of Preferred Stock authorized, with no shares of Series A Preferred Stock currently issued or outstanding.

Effective June 24, 2010, the Company filed a Certificate of Designations, Number, Voting Power, Preferences and Rights of Series B Convertible Redeemable Preferred Stock (the "Certificate") with the Texas Secretary of State, designating 75,000 shares of Series B Preferred Stock, par value $10.00 per share (the "Series B Shares"). The Series B Shares rank senior to shares of all other common and preferred stock with respect to dividends, distributions, and payments upon dissolution.  Each of the Series B Shares is convertible at the option of the holder into shares of common stock as provided in the Certificate.  There are currently no Series B Shares issued or outstanding.

Common Stock

The Company is authorized to issue 100,000,000 common shares at a par value of $0.001 per share. At December 31, 2010, there were41,316,930 shares issued and 41,312,841 shares outstanding. At December 31, 2011,there were 58,754,110 shares issued and 58,750,021 shares outstanding.  Of these shares, 4,089 shares are held by the Company as treasury stock as of December 31, 2010  and December 31, 2011, respectively.

Warrants

In October 2009, warrants issued with debt to an unrelated party were increased from 500,000 A warrants to 1,000,000 A warrants.  The exercise price of $3.50 per share for the A warrants was reduced to $2.00 per share.  The B warrants issued to the same unrelated party were 1,000,000 warrants at an exercise price of $0.01per share and, of this amount, 700,233 warrants have been exercised leaving 299,767 B warrants remaining.  Both the A and B warrants expire in 2013.

During 2010, the Company entered into various Subscription Agreements with unrelated parties to purchase units ("Units") with each Unit consisting of:  (i) one share of the Company's common stockand (ii) a warrant to purchase one share of the Company's common stock (the "Warrants").

At December 31, 2010, there were 3,230,367 warrants outstanding with a weighted average exercise price of $1.07.  At December 31, 2011,there were 8,938,668 warrants outstanding with a weighted average exercise price of $0.82.

A summary of the status of the warrants granted at December 31, 2011 and 2010and changes during the years then ended is presented below:

For the Year Ended December 31, 2010
	Shares	Weighted Average Exercise Price
Outstanding at beginning of period	1,299,767	$1.54
Granted	1,930,600	$0.75
Exercised	-	-
Forfeited	-	-
Expired	-	-
Outstanding at end of period	3,230,367	$1.07

For the Year Ended December 31, 2011
	Shares	Weighted Average Exercise Price
Outstanding at beginning of period	3,230,369	$1.07
Granted	5,708,299	$0.68
Exercised	-	-
Forfeited	-	-
Expired	-	-
Outstanding at end of period	8,938,668	$0.82

Range of Exercise Prices	As of December 31, 2011			As of December 31, 2011
	Warrants Outstanding			Warrants Exercisable
	Number Outstanding	Weighted- Average Remaining Contract Life	Weighted- Average Exercise Price	Number Exercisable	Weighted- Average Exercise Price
$ 0.001	299,769	1.0	$ 0.001	299,769	$ 0.001
$ 0.25	200,000	3.8	$ 0.25	200,000	$ 0.25
$ 0.40	999,999	2.5	$ 0.40	999,999	$ 0.40
$ 0.50	2,694,450	2.5	$ 0.50	2,694,450	$ 0.50
$ 0.60	475,000	4.5	$ 0.60	475,000	$ 0.60
$ 0.75	200,000	3.8	$ 0.75	200,000	$ 0.75
$ 1.00	3,069,450	2.4	$ 1.00	3,069,450	$ 1.00
$ 2.00	1,000,000	1.0	$ 2.00	1,000,000	$ 2.00
$ 0.001 - 2.00	8,938,668	2.4	$ 0.82	8,938,668	$ 0.82